Defined Contribution Plan	12 Months Ended
Dec. 31, 2018
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Defined Contribution Plan
19.	Defined Contribution Plan
Recognized expense related to the defined contribution plan for the year ended December 31, 2018, is ￦48,210 million (2016: ￦46,023 million, 2017: ￦45,936 million).